Total
Putnam Multi-Asset Income Fund
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Multi-Asset Income Fund	Class A Shares		Class C Shares		Class P Shares	Class R Shares	Class R5 Shares	Class R6 Shares	Class Y Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.00%		none		none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]	1.00%	[2]	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
through December 30, 2023
Annual Fund Operating Expenses - Putnam Multi-Asset Income Fund		Class A Shares		Class C Shares		Class P Shares	Class R Shares		Class R5 Shares		Class R6 Shares		Class Y Shares
Management Fees (as a percentage of Assets)	[1]	0.47%		0.47%		0.47%	0.47%		0.47%		0.47%		0.47%
Distribution and Service (12b-1) Fees		0.25%		1.00%		none	0.50%		none		none		none
Other Expenses (as a percentage of Assets):	[3]	0.31%	[2]	0.31%	[2]	0.13%	0.31%	[2]	0.27%	[2]	0.17%	[2]	0.31%	[2]
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%	0.01%		0.01%		0.01%		0.01%
Expenses (as a percentage of Assets)		1.04%		1.79%		0.61%	1.29%		0.75%		0.65%		0.79%
Fee Waiver or Reimbursement	[4]	(0.19%)		(0.19%)		(0.19%)	(0.19%)		(0.19%)		(0.19%)		(0.19%)
Net Expenses (as a percentage of Assets)		0.85%		1.60%		0.42%	1.10%		0.56%		0.46%		0.60%
[1]	Restated to reflect current fees.
[2]	Other expenses are based on expenses of class P shares for the fund’s last fiscal year, as restated to reflect current fees and the higher investor servicing fees applicable to classes A, C, R, R5, R6, and Y shares.
[3]	Prior to February 21, 2023, the transfer agent fee for classes A, C, R and Y was estimated to be 0.13% of the fund’s average net assets.
[4]	Reflects Putnam Investment Management, LLC’s contractual obligation through December 30, 2023 to waive fees and/or reimburse expenses of the fund to the extent that the total annual fund operating expenses (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investor servicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.40% of the fund’s average net assets. Also reflects Putnam Investment Management, LLC’s contractual obligation through December 30, 2023 to waive fees and/or reimburse expenses of the fund to the extent necessary to limit the cumulative expenses of the fund (excluding payments under the fund’s management contract, payments under the fund’s distribution plans, brokerage, interest, taxes, investor servicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) to an annual (measured on a fiscal year basis) rate of 0.20% of the fund’s average net assets. These obligations may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical examples are intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in a fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that each fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example - Putnam Multi-Asset Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares	483	700	933	1,604
Class C Shares	263	545	952	1,892	163	545	952	1,892
Class P Shares	43	176	321	744
Class R Shares	112	390	689	1,540
Class R5 Shares	57	221	398	913
Class R6 Shares	47	189	343	792
Class Y Shares	61	233	420	960